Summary Prospectus

Alpine Cyclical Advantage Property Fund
Institutional Class: EUEYX
February 28, 2014

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.alpinefunds.com. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 28, 2014, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the Fund’s Annual Report to shareholders, dated October 31, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objectives

Alpine Cyclical Advantage Property Fund (the “CAP Fund”) seeks long-term capital growth. Current income is a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.41%
Interest Expense	0.02%
Total Annual Fund Operating Expenses	1.43%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$146	$453	$782	$1,714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the CAP Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, institutions that provide real estate financing and companies with substantial real estate holdings, such as hotel and entertainment companies. However, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.

The Fund invests globally and positions its investments to take advantage of different local, regional and national real estate cycles, as well as specific property type cycles. The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including securities of issuers in emerging markets. The Fund may invest in companies of any market capitalization.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. It seeks to identify investment opportunities in equity securities of companies which are trading at prices substantially below the underlying value of their real estate properties or revenues. The Adviser considers other company fundamentals and the strength of a company’s management in making investment decisions. The Fund also invests in the securities of companies with growing earning streams that the Adviser believes can be purchased at reasonable prices, giving consideration to the business sectors in which the companies operate and the current stage of the economic cycle.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•
Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

•
Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change.  Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates.  The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

•
Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

•
Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

•
Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

•
Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

•
Liquidity Risk — Some securities held by a Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies.  Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

•
Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•
Real Estate Securities Risk — Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as Investor Class). The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Cyclical Advantage Property Fund
Total Returns as of 12/31 Each Year
Institutional Class

Best and Worst Quarter Results
During the periods shown in the Chart for the Fund

Best Quarter		Worst Quarter
43.14%	06/30/09	(37.55)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2013)
Alpine Cyclical Advantage Property Fund – Institutional Class	1 Year	5 Years	10 Years	Since Inception (9/1/1993)
Return Before Taxes	6.70%	16.41%	1.09%	8.35%
Return After Taxes on Distributions	5.86%	16.04%	0.54%	7.24%
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	13.17%	1.01%	6.73%

FTSE EPRA/NAREIT® Global Index (reflects no deduction for fees, expenses or taxes)	2.24%	15.63%	N/A	N/A

S&P Developed Property Net TR IndexTM (reflects no deduction for fees, expenses or taxes)	5.01%	15.60%	7.81%	N/A

Lipper Global Real Estate Funds Average	3.24%	14.37%	7.30%	9.11%(1)

(1)	The Lipper Global Real Estate Funds Average reflects the annualized return from September 2, 1993 through December 31, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

Portfolio Manager

Mr. Samuel Lieber, Chief Executive Officer of the Adviser, is the portfolio manager primarily responsible for the investment decisions of the Fund and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.